Going Concern and Management Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Development Stage Enterprise [Abstract]
Going Concern and Management Plans
Note 2 – Going Concern and Management Plans

As of June 30, 2015, the Company had a working capital deficiency and a stockholders’ deficiency of $4,673,421 and $2,880,523, respectively. During the six months ended June 30, 2015, the Company incurred net losses of $3,180,419. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company's primary source of operating funds since inception has been equity and debt financings. The Company intends to continue to raise additional capital through debt and equity financings. There is no assurance that these funds will be sufficient to enable the Company to fully complete its development activities or attain profitable operations. If the Company is unable to obtain such additional financing on a timely basis and, notwithstanding any request the Company may make, the Company’s debt holders do not agree to convert their notes into equity or extend the maturity dates of their notes, the Company may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to discontinue its operations and liquidate.

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with GAAP, which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The unaudited condensed consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

Subsequent to June 30, 2015, (a) the Company has raised an aggregate of $335,000 and $585,015 through equity financing and debt financing, respectively, and (b) $410,000 and $65,512 of debt and accrued interest, respectively, has been exchanged for or converted into common stock. The Company currently expects to be able to fund its operations through October 2015.  While there can be no assurance that it will be successful, the Company is in active negotiations to raise additional capital. As of the filing date of this report, the Company has notes payable with an aggregate principal balance of $412,685 which are past due. The Company is currently in the process of negotiating extensions or discussing conversions to equity with respect to these notes. However, there can be no assurance that the Company will be successful in extending or converting these notes. See Note 8 – Subsequent Events for additional details, including the exchange of debt upon the earlier of the effectiveness of (a) the registration statement or (b) the listing of the Company’s shares of common stock and warrants to purchase shares of common stock on the Nasdaq Capital Market.

Note 2 – Going Concern and Management’s Plans

As of December 31, 2014, the Company had a working capital deficiency and a stockholders’ deficiency of $8,410,686 and $6,888,393, respectively. During the years ended December 31, 2014 and 2013, the Company incurred net losses of $5,587,612 and $5,751,194, respectively. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Despite recent revenue generated from specific research and development contracts, the Company's primary source of operating funds since inception has been, and will continue to be for the foreseeable future, equity and debt financings. The Company intends to continue to raise additional capital through debt and equity financings. There is no assurance that these funds will be sufficient to enable the Company to fully complete its development activities or attain profitable operations. If the Company is unable to obtain such additional financing on a timely basis and, notwithstanding any request the Company may make, the Company’s debt holders do not agree to convert their notes into equity or extend the maturity dates of their notes, the Company may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to discontinue its operations and liquidate.

The accompanying consolidated financial statements have been prepared in conformity with GAAP, which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

Subsequent to December 31, 2014, (a) the Company has raised an aggregate of $801,000 and $30,000 through equity financing and debt financing, respectively, (b) the Company has received research and development payments of $227,234 and (c) $50,000 and $5,984 of debt and accrued interest, respectively, has been converted into common stock. As a result, the Company expects to be able to fund its operations through April 2015. While there can be no assurance that it will be successful, the Company is in active negotiations to raise additional capital. As of the filing date of this report, the Company has notes payable with an aggregate principal balance of $5,000 which are either past due or payable on demand. The Company is currently in the process of negotiating extensions or discussing conversions to equity with respect to these notes. However, there can be no assurance that the Company will be successful in extending or converting these notes. See Note 11– Subsequent Events for additional details.